UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street; Omaha, NE 68137

(Address of principal executive offices) (Zip code)

Emile Molineaux

            Gemini Fund Services, LLC., 4020 South 147th Street; Omaha, NE 68137

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

    6/30

Date of reporting period:  09/30/2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Ginkgo Multi-Strategy Fund
PORTFOLIO OF INVESTMENTS
September 30, 2011 (Unaudited)
Shares			Value
	COMMON STOCKS - 26.1%
	BANKS - 1.8%
4,400	Bank of Montreal		$ 245,740
7,900	J.P Morgan Chase & Co.		237,948
			483,688
	CHEMICALS - 0.9%
6,000	El du Pont de Nemours & Co.		239,820

	COMPUTERS - 1.8%
1,250	Apple, Inc.		476,475

	INTERNET - 2.0%
1,000	Google, Inc.		514,380

	MINING - 0.9%
24,300	Alcoa, Inc.		232,551

	MISCELLANEOUS - 0.9%
3,300	3M Co.		236,907

	OIL & GAS - 0.9%
2,600	Chevron Texaco Corp.		240,552

	PHARMACEUTICAL - 2.8%
7,700	Merck & Company, Inc.		251,867
14,000	Pfizer, Inc.		247,520
7,400	Sanofi Synthelabo SA		242,720
			742,107
	REITS - 9.5%
26,600	American Capital Agency Corp.		720,860
44,000	Annaly Mortgage Management, Inc.		731,720
9,545	Anworth Mortgage Asset Corp.		64,906
72,000	Armour Residential REIT, Inc.		489,600
174,000	Chimera Investment Corp.		481,980
			2,489,066
	SEMICONDUCTORS - 1.8%
22,500	Intel, Corp.		479,925

	TELECOMMUNICATIONS - 2.8%
8,600	AT&T, Inc.		245,272
12,900	Telefonica S.A,		246,648
6,700	Verizon Communications, Inc.		246,560
			738,480

	TOTAL COMMON STOCKS - (Cost - $7,200,854)		6,873,951

	EXCHANGE TRADED FUNDS - 1.0%
	COMMODITY - 1.0%
1,600	SPDR Gold Shares - (Cost - $254,877)		252,928

	BONDS & NOTES - 8.6%
	BANKS - 2.4%
250,000	Ally Financial, Inc., 6.875%, 8/28/12		254,375
140,000	General Motors Accept Corp., 7.00%, 9/15/12		137,310
250,000	Regions Financial Corp., 6.375%, 5/15/12		252,188
			643,873
Ginkgo Multi-Strategy Fund
PORTFOLIO OF INVESTMENTS
September 30, 2011 (Unaudited)

	DIVERSIFIED FINANCIAL SERVICES - 2.8%
100,000	American General Finance, 4.875%, 7/15/12		$ 93,750
250,000	American General Finance, 5.20%, 12/15/11		248,125
150,000	American General Finance, 5.90%, 9/15/12		138,938
250,000	SLM Corp., 5.125%, 8/27/12		251,290
			732,103
	FOOD - 1.0%
250,000	Supervalu, Inc., 7.50%, 5/15/12		254,688

	FOREST PRODUCTS - 0.5%
130,000	Appleton, Inc., 9.75%, 6/15/14		121,712

	TELECOMMUNICATIONS - 1.9%
250,000	Sprint Capital Corp., 8.375%, 3/15/12		252,500
250,000	Telefonica Emisiones SAU, 5.855%, 2/4/13		253,612
			506,112

	TOTAL BONDS & NOTES		2,258,488
	(Cost - $2,290,171)

	PREFERRED STOCKS - 0.5%
5,000	Associated Bancorp		122,600
	(Cost - $125,500)

	SHORT TERM INVESTMENT- 82.4%
21,601,293	BlackRock Liquidity Funds Treasury Trust Fund Portfolio, 0.00% **		21,601,293
	(Cost - $21,601,293)

	TOTAL INVESTMENTS - 118.6% (Cost - $31,472,695)(a)		$ 31,109,260
	OTHER ASSETS LESS LIABILITIES - (18.6) %		(4,881,350)
	NET ASSETS - 100.0%		$ 26,227,910

* Non-income producing securities.
** Money market fund; interest rate reflects seven-day effective yield on September 30, 2011.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 1,619
		Unrealized depreciation:	(365,054)
		Net unrealized depreciation:	$ (363,435)

Ginkgo Multi-Strategy Fund
PORTFOLIO OF INVESTMENTS
September 30, 2011 (Unaudited)

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued.  In the absence of a sale on the primary exchange, such securities shall be valued at the last bid on the primary exchange.  NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 6,873,951	$ -	$ -	$ 6,873,951
Exchange Traded Funds	252,928	-	-	252,928
Bond & Notes	-	2,258,488	-	-
Preferred Stocks	122,600	-	-	122,600
Money Market Funds	21,601,293	-	-	21,601,293
Total	$ 28,850,772	$ 2,258,488	$ -	$ 31,109,260

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/29/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/29/2011

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

11/29/2011